DIRECTORS' AND SUPERVISORS' REMUNERATION (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
DIRECTORS' AND SUPERVISORS' REMUNERATION
Fees	¥ 618	¥ 579	¥ 683
Basic salaries, housing fund, other allowances and benefits in kind	4,244	4,526	3,996
Pension costs	505	449	207
Total remuneration	¥ 5,367	¥ 5,554	¥ 4,886